Common Stock and Stock Plans, Employee Stock Ownership Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock [Member]
Employee Stock Ownership Plan [Abstract]
Allocated shares (common)	128,189,305	137,418,176	136,801,782
Dividends paid to ESOP	$ 208	$ 201	$ 186
Preferred stock [Member]
Employee Stock Ownership Plan [Abstract]
Unreleased shares (preferred)	1,439,181	1,252,386	1,251,287
Fair value of unreleased ESOP preferred shares	$ 1,439	$ 1,252	$ 1,251
Dividends paid to ESOP	$ 169	$ 143	$ 152